Note 11 - Loan From A Shareholder (Detail)	1 Months Ended			3 Months Ended	12 Months Ended		13 Months Ended	18 Months Ended	130 Months Ended
	Sep. 12, 2012	Apr. 18, 2012 USD ($)	Apr. 18, 2012 CAD	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Feb. 23, 2013	Sep. 30, 2012 CAD	Sep. 30, 2012 USD ($)	Oct. 31, 2012 USD ($)
Increase (Decrease) in Notes Payable, Related Parties		$ 7,021			$ 39,335
Debt Instrument, Interest Rate During Period	12.00%				4.00%		12.00%
Increase (Decrease) in Notes Payable, Related Parties, Current			237,780		66,831
Out-of-Pocket Expense (in Dollars)			1,292
Professional and Contract Services Expense (in Dollars)				23,941	38,409	20,000		48,000	20,928
Interest Payable				$ 100	$ 17,991				$ 100	$ 1,726